CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 27,125	$ 43,100,920	$ (43,590,590)	$ (462,545)
Balance (Shares) at Dec. 31, 2018	33,906,742
Net income (loss) for the year			(295,868)	(295,868)
Stock-based compensation expense		41,227		41,227
Common shares issued	$ 4,000	183,125		187,125
Common shares issued (Shares)	5,000,000
Balance at Dec. 31, 2019	$ 31,125	43,325,272	(43,886,458)	(530,061)
Balance (Shares) at Dec. 31, 2019	38,906,742
Net income (loss) for the year			(301,085)	(301,085)
Balance at Dec. 31, 2020	$ 31,125	43,325,272	(44,187,543)	(831,146)
Balance (Shares) at Dec. 31, 2020	38,906,742
Net income (loss) for the year			21,194	21,194
Balance at Dec. 31, 2021	$ 31,125	$ 43,325,272	$ (44,166,349)	$ (809,952)
Balance (Shares) at Dec. 31, 2021	38,906,742